Borrowings - Japan Facility (Details) ¥ in Millions, $ in Millions	Mar. 29, 2026 CAD ($)	Mar. 29, 2026 JPY (¥)	Mar. 30, 2025 CAD ($)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 4.2		$ 4.3
Japan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	34.7	¥ 4,000.0
Short-term borrowings	$ 0.0		$ 0.0
Japan Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.30%	0.30%